Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation
For the years ended December 31, 2018 and 2017, CNH Industrial recognized total share-based compensation expense of $35 million and $19 million, respectively. For the year ended December 31, 2016, CNH Industrial recognized total share-based compensation expense of $3 million which included a $37 million reversal of previously recognized expense for performance share units linked to non-market conditions for which the Company does not believe it is probable that the performance conditions will be achieved. For the years ended December 31, 2018, 2017 and 2016, CNH Industrial recognized a total tax benefit relating to share-based compensation expense of $3 million, $1 million and $0 million, respectively. As of December 31, 2018, CNH Industrial had unrecognized share-based compensation expense related to nonvested awards of approximately $44 million based on current assumptions related to achievement of specified performance objectives, when applicable. Unrecognized share-based compensation costs will be recognized over a weighted-average period of 1.12 years.
CNH Industrial’s equity awards are governed by several plans: i) CNH Industrial N.V. Equity Incentive Plan (“CNH Industrial EIP”); ii) CNH Industrial N.V. Directors’ Compensation Plan (“CNH Industrial DCP”); iii) CNH Global N.V. Directors’ Compensation Plan (“CNH DCP”); and, iv) CNH Global N.V. Equity Incentive Plan (“CNH EIP”).
CNH Industrial N.V. Equity Incentive Plan (“CNH Industrial EIP”)
At the AGM held on April 16, 2014, the Company’s shareholders approved the adoption of the CNH Industrial EIP, an umbrella program defining the terms and conditions for any subsequent long-term incentive program, whose main features are as follows:

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The EIP allows grants of the following specific types of equity awards to any current or prospective executive director, officer or employee of, or service provider to, CNH Industrial: stock options, stock appreciation rights, restricted share units, restricted stock, performance shares or performance share units and other stock-based awards that are payable in cash, common shares or any combination thereof subject to the terms and conditions established by the Compensation Committee.

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The EIP authorized 25 million common shares over a five years period, of which a maximum of 7 million would be authorized for awards to executive directors. These shares may be newly issued shares or treasury shares.

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The EIP will terminate at, and no more awards will be permitted to be granted thereunder ten years after its adoption by the Board of Directors of CNH Industrial. The termination of the EIP will not affect previously granted awards.

Performance Share Units
In 2014, CNH Industrial issued a one-time grant of Performance Share Units ("PSU’s") to its then Chief Executive Officer and selected key employees, with financial performance goals covering the five-year period from January 1, 2014 to December 31, 2018. This PSU grant totaled approximately 12 million units. Prorated share amounts covering performance through this same period were issued to new employees entering the plan. In 2017, no additional PSU’s were granted. One third of the total grant was expected to vest in February 2017, but such grants did not vest as both the performance and market conditions for the performance period 2014 through 2016 were not met.
In December 2017, CNH Industrial canceled all PSU’s issued in 2014, 2015 and 2016 and issued a grant of PSU's to its then Chief Executive Officer and selected key employees, with financial performance goals covering the three-year period from January 1, 2017 to December 31, 2019. This PSU grant totaled approximately 7 million units. In 2018, prorated share amounts covering performance through this same period were issued to new employees entering the plan. 0.6 million additional PSU's were granted in 2018. The performance goal is a market condition with a payout schedule ranging from 0% to 130%. In addition, there is a performance condition that if not met, reduces the payout by 30%. Accordingly, the total number of shares that will eventually be granted may vary from the original estimate of 7 million shares. The awards cliff vest on February 28, 2020 to the extent that the market condition is met upon completion of the performance period on December 31, 2019.
The fair values of the awards are calculated using the Monte Carlo Simulation model. The weighted average fair value of the awards that were issued in 2018 and 2017 is $8.69 and $9.14 per share, respectively. As a significant majority of the awards (approximately 88% of total awards as of December 31, 2018) were issued on December 22, 2017, the key assumptions utilized to calculate the grant-date fair values for awards issued on this grant date are listed below:

Key Assumptions for awards issued on
December 22, 2017
Expected Volatility	31.1%
Dividend yield	0.87%
Risk-free rate	2.01%

The expected volatility is based on the daily stock price movements experienced by the common shares of CNH Industrial over a three years period ending on the grant date. The expected dividend yield was based on CNH Industrial’s historical dividend payout as management expected the dividend payout for future years to be consistent. The risk-free interest rate was based on the yields of three-year U.S. Treasury bonds.
The following table reflects the activity of performance-based share units under CNH Industrial EIP for the year ended December 31, 2018:

	2018
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	6,632,100	$9.14
Granted	617,140	$8.69
Forfeited/Cancelled	(1,940,500)	$6.82
Vested	—	$—
Nonvested at end of year	5,308,740	$7.92

Restricted Share Units
In 2016, 2017 and 2018, CNH Industrial issued to selected employees approximately 2 million, 4 million, and 1 million Restricted Share Units (“RSUs”) with a weighted average fair value of $7.30, $13.23, and $11.63 per share, respectively. These shares will vest in three equal tranches over a three years period. The fair value of the award is measured using the stock price on the grant date adjusted for the present value of future dividends that employees will not receive during the vesting period.
Additionally, CNH Industrial issued 3 million restricted share units to the Chairman of CNH Industrial in June 2014. The weighted average fair value of these shares was $10.41 per share, measured using the stock price on the grant date adjusted for the present value of future dividends that the Chairman would not receive during the vesting period. These shares are service based and vested in five tranches at the end of each year. The first, second, third, fourth tranches of 750 thousand, 750 thousand, 600 thousand, 450 thousand shares vested on December 31, 2014, 2015, 2016, 2017 respectively. The fifth tranche of 450 thousand shares vested on July 25, 2018. The relevant shares were delivered to Mr. Marchionne's estate on February 26, 2019. The first, second, third, and fourth tranches were exercised on February 23, 2015, February 8, 2016, February 8, 2017, and February 20, 2018, respectively.
The following table reflects the activity of restricted share units under CNH Industrial EIP for the year ended December 31, 2018:

	2018
	Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	6,092,234	$11.38
Granted	632,840	$11.63
Forfeited	(913,290)	$12.46
Vested	(2,447,337)	$10.27
Nonvested at end of year	3,364,447	$11.88

CNH Industrial N.V. Directors’ Compensation Plan (“CNH Industrial DCP”)
On September 9, 2013, the CNH Industrial DCP was approved by the shareholders and adopted by the Board of Directors of CNH Industrial. On April 14, 2017, shareholders approved a proposed amendment to the CNH Industrial DCP pursuant to which non-executive directors would only be paid cash compensation for their service as a director. The CNH Industrial DCP provides for the payment of the following to eligible members of the CNH Industrial Board in the form of cash, provided that such members do not receive salary or other employment compensation from CNH Industrial or FCA, and their subsidiaries and affiliates:

•	$125,000 annual retainer fee for each Non-Executive Director

•	An additional $25,000 for each member of the Audit Committee and $35,000 for the Audit Committee Chairperson.

•	An additional $20,000 for each member of every other Board committee and $25,000 for the committee chairperson. (collectively, the “fees”).
Prior to the amendment of the CNH Industrial DCP, each quarter of the CNH Industrial DCP year, the eligible directors elected the form of payment of their fees. If the elected form was common shares, the eligible director would receive as many common shares as equal to the amount of fees the director elected to be paid in common shares, divided by the fair market value of a CNH Industrial common share on the date that the quarterly payment was made. Common shares issued to the eligible director vested immediately upon grant. If an eligible director elected to receive all or a portion of fees in the form of a stock option, the number of common shares underlying the stock option was determined by dividing (i) by (ii) where (i) equals the dollar amount of the quarterly payment that the eligible director elected to receive in the form of stock options multiplied by four and (ii) the fair market value of the common shares on the date that the quarterly payment was made. The CNH Industrial DCP defined fair market value, as applied to each ordinary share, to be equal to the average of the highest and lowest sale price of a CNH Industrial common share during normal trading hours on the last trading day of each plan quarter in which sales of common shares on the New York Stock Exchange are recorded. Stock options granted as a result of such an election vested immediately, but shares purchased under options cannot be sold for six months following the date of exercise. Stock options terminate upon the earlier of: (1) ten years after the grant date; or (2) six months after the date an individual ceases to be a director.
There were 0.2 million common shares authorized for issuance under the CNH Industrial DCP. As of December 31, 2018, 0.05 million stock options were issued under the CNH Industrial DCP (prior to the amendment described above) at a weighted average exercise price of $9.42 per share. The weighted average fair value for the stock options that were issued in 2015 was $1.65. No stock options were issued under this plan in 2018 or 2017. During 2018, no restricted share units were issued under the CNH Industrial DCP. The weighted average grant-date fair value of the RSUs that were issued in 2016 and 2017 were $6.78 and $9.28, respectively.
CNH Global Directors’ Compensation Plan (“CNH DCP”)
CNH Global Directors’ Compensation Plan stipulated the right for directors of former CNH Global to be compensated in the form of cash, and/or common shares of CNH Global N.V., and/or options to purchase common shares of CNH Global. On September 29, 2013, CNH Industrial assumed the sponsorship of the CNH DCP in connection with the Merger. Stock options issued under the CNH DCP were converted using the CNH Global exchange ratio of 3.828 CNH Industrial shares for each CNH Global common share and exercisable for common shares of CNH Industrial N.V. upon September 29, 2013. All of the outstanding stock options from the CNH DCP were exercised or forfeited during 2018. The CNH DCP was terminated effective as of the Merger and no new equity awards will be issued under the CNH DCP.
CNH Global Equity Incentive Plan (the “CNH EIP”)
The CNH Global Equity Incentive Plan provides for grants of stock options, restricted share units and performance share units to former officers and employees of CNH Global. On September 29, 2013, CNH Industrial assumed the sponsorship of the CNH EIP in connection with the Merger. CNH Industrial can not issue any new equity awards under the CNH EIP; however, CNH Industrial is required to issue shares under the CNH EIP to settle the exercise or vesting of the existing equity awards.
On September 29, 2013, outstanding stock options, unvested restricted share units and performance share units under the CNH EIP became exercisable or convertible for common shares of CNH Industrial N.V. The number of shares of outstanding equity awards was increased and exercise price of stock options reduced to take into account the CNH Global exchange ratio of 3.828 CNH Industrial shares for each CNH Global common share. The conversion did not change the aggregate fair value of the outstanding equity awards and, therefore, resulted in no additional share-based compensation expense in 2013.
Stock Option Plan
In September 2012, approximately 2.7 million performance-based stock options (at target award levels) were issued under the CNH EIP (the “2012 Grant”). Upon the achievement of CNH Global’s 2012 target performance objective, approximately 4 million of options were granted. These options vested in three equal tranches in February 2012, 2013 and 2014. Options granted under the CNH EIP have a contractual life of five years from the initial vesting date.
No stock options were issued in 2016, 2017 or 2018 under the CNH EIP. There were no outstanding stock options under the CNH EIP at December 31, 2018.
The following table reflects the stock option activity under the CNH EIP for the year ended December 31, 2018:

	2018
	Shares	Weighted- Average Exercise Price
Outstanding at beginning of year	214,574	$8.78
Forfeited	—	$—
Expired	(11,545)	$8.78
Exercised	(203,029)	$8.78
Outstanding at end of year	—	$—
Exercisable at end of year	—	$—

Additional Share-Based Compensation Information
The table below provides additional share-based compensation information for the years ended December 31, 2018, 2017, and 2016:

	2018	2017	2016
	(in millions)
Total intrinsic value of options exercised and shares vested	$27	$23	$12
Fair value of shares vested	$26	$17	$14
Cash received from share award exercises	$2	$28	$—
Tax benefit of options exercised and shares vested	$—	$—	$—